FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 9. FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		June 30,	December 31,
Description	Level	2026	2025
Liabilities:
Warrant liability – Public warrants	2	$843,333	$2,070,000
Warrant liability – Private Placement Warrants	3	$979,000	$2,403,000
Convertible Promissory Notes	3	$5,202,610	$5,000,796

The warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities in the accompanying balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within the statement of operations.

The fair value measurement of the public warrants as of June 30, 2026 and December 31, 2025 is classified as Level 2 due to the use of observable market prices from OTC. The quoted market price representing the fair value of the public warrants was $0.11 and $0.27 per public warrant as of June 30, 2026 and December 31, 2025, respectively.

As of June 30, 2026 and December 31, 2025, the private placement warrants and convertible promissory notes were valued using a Monte Carlo model, which is considered to be a Level 3 fair value measurement. The primary unobservable input used in the Monte Carlo model to determine fair value is the expected volatility of the Class A Ordinary Shares, along with the estimated probability of completing a business combination, which the Company has determined to be 75% as of June 30, 2026, and December 31, 2025.

The following table provides the key inputs used regarding the private placement warrant liability Level 3 fair value measurements:

	June 30, 2026	December 31, 2025
Trading stock price	$12.71	$12.15
Public warrants price	$0.11	$0.27
Weighted term (in years)	1.00	1.32
Volatility	de minimis	de minimis
Risk-free rate	3.98%	3.48%

The following table presents a rollforward of the Company’s warrant liability measured at fair value using Level 3 inputs:

	Public	Private	Total
	Warrant	Warrant	Warrant
	Liabilities	Liabilities	Liabilities
Fair value as of December 31, 2024	$—	$668,390	$668,390
Change in fair value	—	1,734,610	1,734,610
Fair value as of December 31, 2025	$—	$2,403,000	$2,403,000
Change in fair value	—	(1,691,000)	(1,691,000)
Fair value as of March 31, 2026	$—	$712,000	$712,000
Change in fair value	—	267,000	267,000
Fair value as of June 30, 2026	$—	$979,000	$979,000

The following table provides key inputs used regarding the convertible promissory notes Level 3 fair value measurements:

	June 30, 2026	December 31, 2025
Trading stock price	$12.71	$12.15
Exercise price	$11.50	$11.50
Expected term (in years)	1.00	0.56
Expected term of warrant conversion (in years)	5.42	5.56
Volatility	de minimis	de minimis
Risk-free rate	3.96 - 4.19%	3.58 – 3.73%

The following table provides a rollforward of the convertible promissory notes measured using Level 3 inputs:

Fair value as of December 31, 2024	$4,479,738
Initial measurement on May 27, 2025	250,000
Initial measurement on November 19, 2025	250,000
Initial measurement on December 29, 2025	200,000
Change in fair value	(178,942)
Fair value as of December 31, 2025	$5,000,796
Change in fair value	41,078
Fair value as of March 31, 2026	$5,041,874
Initial measurement on May 5, 2026	250,000
Change in fair value	(89,264)
Fair value as of June 30, 2026	$5,202,610

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. There were no transfers in or out of Level 3 from other levels in the fair value hierarchy during the three and six months ended June 30, 2026.

NOTE 9. FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		December 31,	December 31,
Description	Level	2025	2024
Assets:
Cash and marketable securities held in Trust Account	1	$37,914,438	$84,565,597
Liabilities:
Warrant liability – Public warrants	2	$2,070,000	$575,767
Warrant liability – Private Placement Warrants	3	$2,403,000	$668,390
Convertible Promissory Notes	3	$5,000,796	$4,479,738

The warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities in the accompanying balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within the statement of operations.

As of December 31, 2025 and 2024, the private placement warrants and convertible promissory note were valued using a monte- carlo model, which is considered to be a Level 3 fair value measurement. The primary unobservable input used in the monte- carlo model to determine fair value is the expected volatility of the Class A Ordinary Shares, along with the estimated probability of completing a business combination, which the Company has determined to be 75% as of December 31, 2025, and December 31, 2024. The expected volatility as of the closing date of the Initial Public Offering date was derived from observable pricing of public warrants on comparable ‘blank-check’ companies without an identified target.

The following table provides quantitative information regarding the warrant liability Level 3 fair value measurements:

	December 31, 2025	December 31, 2024
Trading stock price	$12.15	$11.66
Public warrants price	$0.27	$0.08
Weighted term (in years)	1.32	1.17
Volatility	de minimis	de minimis
Risk-free rate	3.48%	4.18%

The following table provides quantitative information regarding the warrant liability Level 3 fair value measurements:

	Public	Private	Total
	Warrant	Warrant	Warrant
	Liabilities	Liabilities	Liabilities
Fair value as of December 31, 2023	$—	$1,165,656	$1,165,656
Change in fair value	—	(497,266)	(497,266)
Fair value as of December 31, 2024	—	668,390	668,390
Change in fair value	—	1,734,610	1,734,610
Fair value as of December 31, 2025	$—	$2,403,000	$2,403,000

The following table provides quantitative information regarding the convertible promissory note Level 3 fair value measurements:

	December 31, 2025	December 29, 2025	November 19, 2025	May 27, 2025	December 31, 2024
Trading stock price	$12.15	$12.15	$12.26	$11.93	$11.66
Exercise price	$11.50	$11.50	$11.50	$11.50	$11.50
Expected term (in years)	0.56	0.56	0.67	0.68	0.51
Expected term of warrant conversion (in years)	5.56	5.56	5.67	5.68	5.51
Volatility	de minimis	de minimis	de minimis	de minimis	de minimis
Risk-free rate	3.58 – 3.73%	3.58 – 3.67%	3.71 – 3.76%	4.04 - 4.27%	4.24%

The following table provides quantitative information regarding the convertible promissory note Level 3 fair value measurements:

Fair value as of December 31, 2023	$3,676,685
Initial measurement on January 19, 2024	250,000
Initial measurement on July 12, 2024	250,000
Initial measurement on November 6, 2024	250,000
Initial measurement on December 16, 2024	250,000
Change in fair value	(196,947)
Fair value as of December 31, 2024	4,479,738
Initial measurement on May 27, 2025	250,000
Initial measurement on November 19, 2025	250,000
Initial measurement on December 29, 2025	200,000
Change in fair value	(178,942)
Fair value as of December 31, 2025	$5,000,796

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. There were no transfers in or out of Level 3 from other levels in the fair value hierarchy regarding the convertible promissory note for the period from October 13, 2021 (inception) through December 31, 2025.